Provisions - Summary of Provisions (Detail) - ARS ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017	Dec. 31, 2016
Disclosure of other provisions [abstract]
For Administrative, Disciplinary and Criminal Penalties	$ 5,306	$ 7,357	$ 10,134
For Termination Benefits	86,926	109,295	83,322
Others	1,357,091	780,608	615,757
Total	$ 1,449,323	$ 897,260	$ 709,213	$ 709,213